Fair Value Measurements (Q3)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	September 30, 2021	December 31, 2020
Liabilities:
Warrant liability – Public Warrants	1	$54,000	$—
Warrant liability – Private Placement Warrants	3	56,350	—
Total warrant liability		$110,350	$—

The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Three months ended September 30, 2021
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$79,375	$76,812	$156,187
Change in valuation inputs or other assumptions	(25,375)	(20,462)	(45,837)
Fair value, end of period	$54,000	$56,350	$110,350

	Nine months ended September 30, 2021
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$—	$—	$—
Warrant liability acquired	100,750	93,228	193,978
Change in valuation inputs or other assumptions	(46,750)	(36,878)	(83,628)
Fair value, end of period	$54,000	$56,350	$110,350

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	September 30, 2021	June 16, 2021
Exercise price	$11.50	$11.50
Stock price	$14.50	$20.55
Volatility	60.0%	60.0%
Term (years)	4.71	5.00
Risk-free interest rate	0.92%	0.89%

Significant changes in the volatility would result in a significant lower or higher fair value measurement, respectively.

The fair value of the Private Placement Warrants was $56.4 million and $93.2 million as of September 30, 2021 and June 16, 2020, respectively.

The Warrants were accounted for as liabilities in accordance with ASC 815- Derivatives and Hedging and are presented within warrant liability on the accompanying condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the condensed consolidated statements of income.

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.